Share-based payments	12 Months Ended
Dec. 31, 2025
Share based payment arrangement explanatory [Abstract]
Share-based payments
11.
Share-based payments

Immatics N.V. has four share-based payment plans. In June 2020, Immatics N.V. established an initial equity incentive plan (“2020 Equity Plan”). This plan was complemented by the Company’s 2022 stock option and incentive plan (“2022 Equity Plan”) which was approved by the Immatics shareholders at the Annual General Meeting on June 13, 2022. At the Annual General Meeting on June 20, 2024, Immatics shareholders approved the Company’s 2024 stock option and incentive plan (“2024 Equity Plan”). At the Annual General Meeting on June 18, 2025, Immatics shareholders approved the Company’s 2025 stock option and incentive plan (“2025 Equity Plan”). The 2025 Equity Plan allows the company to grant additional options and restricted stock units ("RSUs").

Under the 2020 Equity Plan, the 2022 Equity Plan and the 2024 Equity Plan, directors, management and employees have been granted different types of options, all of which are equity-settled transactions.

Under the plans, the Company has the settlement choice for all options granted and has no present obligation to settle in cash, therefore, all options are treated as equity-settled transactions.

Granted options shall accelerate and become vested and exercisable in full immediately prior to and subject to the consummation of a sale event, which is not deemed probable as of December 31, 2025, 2024 and 2023, respectively.

Service Options

Under the 2020 Equity Plan, the 2022 Equity Plan and the 2024 Equity Plan, Immatics issues employee stock options with a service requirement (“Service Options”) to acquire shares of Immatics N.V. The service-based options for employees including management will vest on a four-year time-based quarterly vesting schedule with a one-year cliff period. Under the 2022 Equity Plan and the 2024 Equity Plan, service options granted based on initial election to the Board will vest on a three-year time-based quarterly vesting schedule and annual service options for members of the Board will vest entirely after one year. Service Options are granted on a recurring basis. The Company granted Service Options, which were accounted for using the respective grant date fair value.

Immatics applied a Black-Scholes pricing model to determine the fair value of the Service Options, with a weighted average fair value of $4.78, $8.23 and $6.99 for Service Option granted during the years ended December 31, 2025, 2024 and 2023, respectively and used the following assumptions:

	Year ended December 31,
	2025	2024	2023
Exercise price in USD	$6.62	$10.24	$9.28
Underlying share price in USD	$6.62	$10.24	$9.28
Volatility	82.34%	101.93%	87.98%
Time period (years)	6.01	6.04	6.06
Risk-free rate	4.06%	4.08%	4.07%
Dividend yield	0.00%	0.00%	0.00%

Service Options outstanding as of December 31, 2025:

	2025
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1, 2025	9.94	10,089,474
Service Options granted in 2025	6.62	2,136,200
Service Options forfeited in 2025	9.54	151,493
Service Options exercised in 2025	8.87	5,862
Service Options expired in 2025	10.37	178,471
Service Options outstanding on December 31, 2025	9.35	11,889,848
Service Options exercisable on December 31, 2025	10.11	6,983,155
Weighted average remaining contract life (years)	6.93

Service Options outstanding as of December 31, 2024:

	2024
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1, 2024	9.87	7,757,974
Service Options granted in 2024	10.24	2,691,550
Service Options forfeited in 2024	11.25	202,520
Service Options exercised in 2024	9.92	91,844
Service Options expired in 2024	9.91	65,686
Service Options outstanding on December 31, 2024	9.94	10,089,474
Service Options exercisable on December 31, 2024	10.03	4,811,500
Weighted average remaining contract life (years)	7.41

Service Options outstanding as of December 31, 2023:

	2023
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1, 2023	10.07	6,129,160
Service Options granted in 2023	9.28	2,004,838
Service Options forfeited in 2023	9.70	326,895
Service Options exercised in 2023	9.96	12,832
Service Options expired in 2023	10.85	36,297
Service Options outstanding on December 31, 2023	9.87	7,757,974
Service Options exercisable on December 31, 2023	10.06	3,048,090
Weighted average remaining contract life (years)	8.41

Performance-Based Options (“PSUs”)

In addition, at the initial listing on Nasdaq, certain executive officers and key personnel of the Group received under the 2020 Equity Plan performance-based options (“PSUs”), vesting based on both the achievement of market capitalization milestones and satisfaction of a four-year time-based vesting schedule. The PSUs are split into three equal tranches. The performance criteria for each of the three respective tranches requires Immatics to achieve a market capitalization of at least $1.5 billion, $2 billion and $3 billion, respectively.

The Company did not grant PSUs during the year ended December 31, 2025.

PSUs outstanding as of December 31, 2025:

	2025
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1, 2025	10.09	3,680,000
PSUs granted in 2025	—	—
PSUs forfeited in 2025	10.00	12,000
PSUs outstanding on December 31, 2025	10.10	3,668,000
PSUs exercisable on December 31, 2025	—	—
Weighted average remaining contract life (years)	4.60

PSUs outstanding as of December 31, 2024:

	2024
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1, 2024	10.08	3,642,000
PSUs granted in 2024	11.15	50,000
PSUs forfeited in 2024	10.00	12,000
PSUs outstanding on December 31, 2024	10.09	3,680,000
PSUs exercisable on December 31, 2024	—	—
Weighted average remaining contract life (years)	5.60

PSUs outstanding as of December 31, 2023:

	2023
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1, 2023	10.08	3,666,000
PSUs granted in 2023	—	—
PSUs forfeited in 2023	10.00	24,000
PSUs outstanding on December 31, 2023	10.08	3,642,000
PSUs exercisable on December 31, 2023	—	—
Weighted average remaining contract life (years)	6.55

Restricted Stock Units ("RSUs")

Under the 2025 Equity Plan, Immatics issues employee restricted stock units with a service requirement (“Restricted Stock Units”) to obtain shares of Immatics N.V. The Restricted Stock Units for all employees will vest in four equal annual installments upon satisfaction of service requirements. Restricted Stock Units are granted on a recurring basis. During the year ended December 31, 2025, the Company did not grant any Restricted Stock Units and no related expenses were recognized. In January 2026, the Company granted 1,055,080 Restricted Stock Units, which are accounted for using the respective grant date fair value.

Total share-based compensation expenses:

The Group recognized total employee-related share-based compensation expenses from all plans for the years ended December 31, 2025, 2024 and 2023 as set out below:

	Year ended December 31,
	2025	2024	2023
	(Euros in thousands)
Research and development expenses	(7,538)	(9,587)	(11,972)
General and administrative expenses	(7,477)	(8,055)	(8,733)
Total share-based compensation	(15,015)	(17,642)	(20,705)

Additional outstanding awards fully vested

Immatics GmbH previously issued share-based awards to employees under different plans. As part of the initial listing on Nasdaq, all outstanding awards were replaced by a combination of cash payments and share-based awards under the 2020 Equity Plan in Immatics N.V. These awards are fully vested and no additional expense is recognized.

Matching Stock Options outstanding as of December 31, 2025:

	2025
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1, 2025	10.00	1,315,798
Matching Stock Options forfeited in 2025	10.00	4,950
Matching Stock Options exercised in 2025	—	—
Matching Stock Options expired in 2025	10.00	20,166
Matching Stock Options outstanding on December 31, 2025	10.00	1,290,682
Matching Stock Options exercisable on December 31, 2025	10.00	1,290,682
Weighted average remaining contract life (years)	4.50

Matching Stock Options outstanding as of December 31, 2024:

	2024
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1, 2024	10.00	1,342,648
Matching Stock Options forfeited in 2024	—	—
Matching Stock Options exercised in 2024	10.00	25,938
Matching Stock Options expired in 2024	10.00	912
Matching Stock Options outstanding on December 31, 2024	10.00	1,315,798
Matching Stock Options exercisable on December 31, 2024	10.00	1,315,798
Weighted average remaining contract life (years)	5.50

Matching Stock Options outstanding as of December 31, 2023:

	2023
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1, 2023	10.00	1,348,004
Matching Stock Options forfeited in 2023	—	—
Matching Stock Options exercised in 2023	10.00	720
Matching Stock Options expired in 2023	10.00	4,636
Matching Stock Options outstanding on December 31, 2023	10.00	1,342,648
Matching Stock Options exercisable on December 31, 2023	10.00	1,342,648
Weighted average remaining contract life (years)	6.50

Converted Options outstanding as of December 31, 2025:

	2025
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1, 2025	2.90	477,842
Converted Options forfeited in 2025	1.50	2,275
Converted Options exercised in 2025	1.08	15,401
Converted Options expired in 2025	1.37	2,451
Converted Options outstanding on December 31, 2025	2.97	457,715
Converted Options exercisable on December 31, 2025	2.97	457,715
Weighted average remaining contract life (years)	2.00	—

Converted Options outstanding as of December 31, 2024:

	2024
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1, 2024	2.81	503,310
Converted Options forfeited in 2024	—	—
Converted Options exercised in 2024	1.22	23,207
Converted Options expired in 2024	1.24	2,261
Converted Options outstanding on December 31, 2024	2.90	477,842
Converted Options exercisable on December 31, 2024	2.90	477,842
Weighted average remaining contract life (years)	3.00

Converted Options outstanding as of December 31, 2023:

	2023
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1, 2023	2.74	525,181
Converted Options forfeited in 2023	1.14	909
Converted Options exercised in 2023	1.24	20,951
Converted Options expired in 2023	0.85	11
Converted Options outstanding on December 31, 2023	2.81	503,310
Converted Options exercisable on December 31, 2023	2.81	503,310
Weighted average remaining contract life (years)	4.01